INITIAL PUBLIC OFFERING (Details)	Feb. 04, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share) | $ / shares	$ 10.00
Gross proceeds	$ 1,000,000,000.0
Offering costs	$ 55,900,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares	100,000,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares	13,000,000
Offering costs	$ 20,000,000.0
Deferred Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 35,000,000.0